GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2013
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
5.        GENERAL AND ADMINISTRATIVE EXPENSES

All figures in USD '000	2013	2012	2011
Management fee to related party	-	500	363
Directors and officers insurance	80	74	86
Salaries and wages	6,560	3,282	2,904
Audit, legal and consultants	5,575	1,007	1,099
Legal fees – Nordic Galaxy	-	-	2,362
Administrative services provided by related party	-	3,930	3,821
Other fees and expenses	4,213	1,718	1,631

Compensation – Restricted shares to Manager	-	1,540	67
Share-based compensation	2,093	1,258	1,320
Deferred compensation plan	1,033	1,391	1,741
Total for year ended December 31,	19,555	14,700	15,394

General and administrative expenses for the year ended December 31, 2013 also include those of Scandic and Orion. Accordingly, the administrative services provided by related party are eliminated, and the expenses in the subsidiaries are presented under the remaining items.

Expenses for "Audit, legal and consultants" include one-time charges related to the acquisition of Scandic of $2.5 million and legal fees related to the Gulf Navigation Holding PSJ arbitration of $1.0 million.

Expenses for "Other fees and expenses" include one- time charges related to the acquisition of Scandic of $1.1 million, and $2.2 million in General and Administrative expenses incurred in the subsidiaries.

The subsidiaries employees have a deferred group benefit plan. The deferred liability for the employees as of December 31, 2013 is $0.1 million, and recognized cost in the statement of operations for the year ended December 31, 2013 is $0.3 million.